Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 33,067	£ 40,523
Derivative financial instruments	1,264	1,472
Other financial assets at fair value through profit or loss	421	602
Loans and advances to banks	1,101	1,216
Loans and advances to customers	202,929	211,222
Reverse repurchase agreements - non-trading	10,338	12,468
Other financial assets at amortised cost	3,408	152
Macro hedge of interest rate risk	(738)	(630)
Financial assets at fair value through other comprehensive income	9,040	8,481
Interests in other entities	289	245
Intangible assets	1,539	1,548
Property, plant and equipment	1,584	1,512
Current tax assets	504	507
Retirement benefit assets	439	723
Other assets	1,879	2,029
Assets held for sale	12	13
Total assets	267,076	282,083
Liabilities
Deposits by banks	14,037	20,357
Deposits by customers	185,775	195,149
Repurchase agreements - non-trading	8,617	8,411
Derivative financial instruments	717	891
Other financial liabilities at fair value through profit or loss	1,055	899
Debt securities in issue	37,569	35,778
Macro hedge of interest rate risk	47	86
Other liabilities	1,882	2,501
Provisions	627	405
Deferred tax liabilities	249	188
Retirement benefit obligations	23	66
Subordinated liabilities	2,385	2,386
Total liabilities	252,983	267,117
Equity
Share capital	7,060	7,060
Other equity instruments	2,100	2,196
Other reserves	(325)	(337)
Retained earnings	5,258	6,047
Total equity	14,093	14,966
Total liabilities and equity	£ 267,076	£ 282,083